BALANCE SHEET DETAILS - Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment
Total	$ 35,362	$ 33,197
Less: accumulated depreciation	(33,648)	(31,587)
Total Property, plant and equipment, net	1,714	1,610
Write off of fully depreciated property, plant and equipment	600	19,600	$ 2,800
Accumulated depreciation related to derecognized amount of property, plant and equipment	600	19,600	2,800
Leasehold improvements
Property, Plant and Equipment
Total	1,768	1,591
Accelerated depreciation related to early lease termination			$ 100
Automobiles
Property, Plant and Equipment
Total	1,885	1,765
Software
Property, Plant and Equipment
Total	3,140	3,267
Computer, Equipment and Furniture
Property, Plant and Equipment
Total	$ 28,569	26,507
Other
Property, Plant and Equipment
Total		$ 67